Schedule of Computation of Basic and Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income	$ 23,177,834	$ 23,122,864	$ 23,346,174
Denominator for basic net income per share - weighted average shares outstanding	50,009,944	50,076,045	49,834,035
Dilutive effect of unvested performance rights	736,935	303,971	1,192,679
Denominator for diluted net income per share	50,746,879	50,380,016	51,026,714
Net income per share: Basic	$ 0.46	$ 0.46	$ 0.47
Net income per share: Diluted	$ 0.46	$ 0.46	$ 0.46